Form N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Entity Central Index Key	0000104865
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Jul. 01, 2026